Offsets	Sep. 16, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	PennantPark Investment Corp
Form or Filing Type	N-2
File Number	333-263564
Initial Filing Date	Mar. 15, 2022
Fee Offset Claimed	$ 138.10
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Securities Associated with Fee Offset Claimed | shares	1,000,000
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 1,000,000.00
Termination / Withdrawal Statement	The Registrant has terminated or completed any offering that included the unsold securities under the prior registration statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	PennantPark Investment Corp
Form or Filing Type	N-2
File Number	333-263564
Filing Date	Mar. 15, 2022
Fee Paid with Fee Offset Source	$ 138.10